Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Current assets:
Cash and cash equivalents	$ 3,293,010	$ 4,570,951	$ 7,416,904
Accounts receivable	62,798	1,287	85,813
Short-term investments	499,623	1,994,401	3,988,794
Inventory	205,364	68,114	249,430
Prepaid and other assets	209,980	123,694	358,714
Total current assets	4,270,775	6,758,447	12,099,655
Noncurrent assets:
Equity investment in joint venture	66,695	66,695	66,695
Property, plant and equipment, net	976,936	879,523	756,114
Deposits	15,340	15,340	15,340
Total noncurrent assets	1,058,971	961,558	838,149
Total Assets	5,329,746	7,720,005	12,937,804
Current liabilities:
Accounts payable and accrued liabilities	589,793	320,947	623,644
Total Current Liabilities	589,793	320,947	623,644
Commitments (Note 7)
Shareholders' equity:
Common shares, unlimited common shares authorized, no par value, 1,502,870 issued and outstanding at March 31, 2018 and September 30, 2017, 1,448,036 issued and outstanding at September 30, 2016.	48,351,701	48,351,701	47,280,792
Accumulated share-based compensation	4,533,568	4,439,400	5,394,763
Accumulated deficit	(48,145,316)	(45,392,043)	(40,361,395)
Total Shareholders' Equity	4,739,953	7,399,058	12,314,160
Total Liabilities and Shareholders' Equity	$ 5,329,746	$ 7,720,005	$ 12,937,804